Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Research and development expenses	$ (35)	$ (38)	$ (43)
General and administrative expenses	(807)	(755)	(1,203)
Operating loss	(842)	(793)	(1,246)
Issuance cost related to warrants to investors			(329)
Revaluation of warrants to purchase ADS's		974	765
Revaluation of marketable securities - InterCure Ltd	(574)	2,753
Other finance income	98	87	37
Other finance expenses	(29)	(35)	(8)
Finance income (expenses), net	(505)	3,779	465
Total income (loss)	(1,347)	2,986	(781)
Items that may be reclassified to profit or loss:
Changes in the fair value of available-for-sale financial assets			(116)
Total comprehensive income (loss)	(1,347)	2,986	(897)
Total income (loss) attributable to:
Equity holders of the Company	(1,347)	2,986	(781)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	$ (1,347)	$ 2,986	$ (897)
Basic and diluted earnings (loss) per share:	$ (0.003)	$ 0.006	$ (0.002)
Weighted average number of issued ordinary shares	514,205,799	514,205,799	470,188,629